STATUTORY RESERVE (Details Textual)	Mar. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices [Line Items]
Percentage Of Net Income To Be Set A side On Annual Basis To Statutory Surplus Reserve Fund	10.00%	10.00%
Maximum Percentage Of Statutory Surplus Reserve Over Entitys Registered Capital	50.00%	50.00%